Dividends paid	12 Months Ended
Jun. 30, 2024
Dividends paid
Dividends paid
28	Dividends paid

	2024	2023	2022
for the year ended 30 June	Rm	Rm	Rm
Final dividend — prior year	6 341	9 295	23
Interim dividend — current year	1 292	4 459	26
	7 633	13 754	49

The Board did not declare a final dividend for the current year.